Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years
Produced educational content	5 years
Licensed copyrights	Shorter of the licensed period or projected useful life of the content
Software and technology	3 – 10 years
Customer relationship	8 years

Schedule of Disaggregated Revenue from Contracts with Customers	The following table summarizes disaggregated revenue from contracts with customers by service type:
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	131,047,390	148,041,259	59,217,081
– Licensing revenue	164,489,755	204,369,087	141,957,541
– Other services revenue	13,765,490	12,661,341	3,741,453
Subtotal	309,302,635	365,071,687	204,916,075
Revenue from IT related solution services	95,629,319	108,175,596	300,808,236
Total	404,931,954	473,247,283	505,724,311
The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	164,489,755	204,369,087	141,957,541
– Revenue from IT related solution services	95,579,979	108,070,096	299,803,227
Services transferred over time
– Revenue from educational content service	144,812,880	160,702,600	62,958,534
– Revenue from IT related solution services	49,340	105,500	1,005,009
Total	404,931,954	473,247,283	505,724,311

Schedule of Contract Liabilities	The details of contract liabilities are as follows:
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Advance from educational content service and other services
– Subscription service	6,269,314	8,411,203	12,020,547
– Licensing service	—	15,119,929	172,690
	6,269,314	23,531,132	12,193,237
Advance from IT related solution services	1,125,334	303,768,095	277,834,773
Total	7,394,648	327,299,227	290,028,010